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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07583
                                   ---------------------------------------------

                            HSBC Advisor Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  3435 Stelzer Road, Columbus, Ohio 43219-3035
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Richard Fabietti, HSBC Bank USA, 452 Fifth Avenue, Tower 18,
                            New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-782-8183
                                                    ----------------------------
Date of fiscal year end: October 31
                         ----------------------------------

Date of reporting period: July 1, 2005 through June 30, 2006
                          ---------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.





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******************************* FORM N-Px REPORT *******************************










================== HSBC INVESTOR CORE PLUS FIXED INCOME FUND ===================


There was no proxy voting for the HSBC Investor Core Plus Fixed Income Fund for the twelve-month period ended June 30, 2006 pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder


=================== HSBC INVESTOR INTERNATIONAL EQUITY FUND ====================

There was no proxy voting for the HSBC Investor International Equity Fund for the twelve-month period ended June 30, 2006 pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder


===================== HSBC Investor SMALL CAP EQUITY FUND ======================

There was no proxy voting for the HSBC Investor Small Cap Equity Fund for the twelve-month period ended June 30, 2006 pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder

========== END NPX REPORT





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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HSBC Advisor Funds Trust
             ------------------------

By (Signature and Title)*  /s/Richard Fabietti
                          ------------------------------
                             Richard Fabietti, President

Date: August 16, 2006
      ---------------

* Print the name and title of each signing officer under his or her signature.